UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2018 (Unaudited)

	Shares	Value ($)
Germany 81.8%
Common Stocks 77.2%
Aerospace & Defense 4.7%
MTU Aero Engines AG	67,056	15,116,283

Auto Components 1.3%
Hella GmbH & Co. KGaA*	33,000	1,841,190
Leoni AG	61,649	2,538,190
		4,379,380
Chemicals 8.5%
Evonik Industries AG	233,415	8,363,070
K+S AG (Registered)†	186,845	3,923,392
LANXESS AG	67,981	4,980,364
Symrise AG	90,405	8,254,814
Wacker Chemie AG†	15,766	1,983,042
		27,504,682
Commercial Services & Supplies 1.7%
Bilfinger SE	107,478	5,427,389

Diversified Telecommunication Services 2.1%
United Internet AG (Registered)	144,037	6,816,846

Electrical Equipment 3.0%
OSRAM Licht AG	96,508	3,840,011
Varta AG*†	180,862	5,948,705
		9,788,716
Electronic Equipment, Instruments & Components 1.1%
Jenoptik AG	96,297	3,549,781

Entertainment 0.3%
CTS Eventim AG & Co. KGaA	18,143	813,773

Food & Staples Retailing 0.9%
METRO AG	186,901	2,930,402

Independent Power & Renewable Electricity Producers 2.5%
Uniper SE	265,368	8,170,339

Insurance 3.5%
Hannover Rueck SE	24,071	3,402,252
Talanx AG	212,438	8,077,793
		11,480,045
Interactive Media & Services 2.9%
Scout24 AG 144A	153,859	7,176,264
XING SE	6,192	2,117,864
		9,294,128
Internet & Direct Marketing Retail 7.1%
Delivery Hero SE 144A*	96,905	4,661,633
HelloFresh SE*†	632,085	8,060,457
Zalando SE 144A*	261,772	10,187,777
		22,909,867
Life Sciences Tools & Services 1.6%
Evotec AG*	122,525	2,609,792
MorphoSys AG*	24,464	2,616,790
		5,226,582
Machinery 5.1%
GEA Group AG	43,964	1,566,514
KION Group AG	104,537	6,427,407
Krones AG	25,320	2,656,891
Pfeiffer Vacuum Technology AG	39,810	5,913,499
		16,564,311
Media 1.5%
ProSiebenSat.1 Media SE	128,281	3,332,807
Stroeer SE & Co. KGaA	24,861	1,421,734
		4,754,541

	Shares	Value ($)
Metals & Mining 2.9%
Aurubis AG	56,779	3,972,414
Salzgitter AG	108,874	5,443,512
		9,415,926
Multi-Utilities 1.1%
Innogy SE 144A	81,308	3,634,653

Pharmaceuticals 0.6%
Dermapharm Holding SE*	56,349	1,894,596

Real Estate Management & Development 8.9%
Deutsche Wohnen SE	220,849	10,598,333
Instone Real Estate Group AG 144A*	206,876	5,887,713
LEG Immobilien AG	83,769	9,947,833
TLG Immobilien AG	96,812	2,527,594
		28,961,473
Semiconductors & Semiconductor Equipment 1.7%
Siltronic AG	45,919	5,623,683

Software 1.7%
Software AG	120,634	5,500,496

Specialty Retail 0.3%
CECONOMY AG	157,778	1,114,853

Textiles, Apparel & Luxury Goods 3.6%
HUGO BOSS AG	20,918	1,611,189
Puma SE	20,384	10,061,441
		11,672,630
Trading Companies & Distributors 4.5%
Brenntag AG	239,002	14,755,989

Transportation Infrastructure 3.0%
Fraport AG Frankfurt Airport Services Worldwide	109,007	9,634,316

Wireless Telecommunication Services 1.1%
1&1 Drillisch AG	71,551	3,481,862

Preferred Stocks 4.6%
Health Care Equipment & Supplies 2.0%
Sartorius AG (Cost $2,020,752)	38,742	6,290,295

Machinery 2.6%
Jungheinrich AG (Cost $6,905,075)	223,758	8,523,819
Total Germany (Cost $204,336,983)		265,231,656

Netherlands 13.6%
Common Stocks
Aerospace & Defense 11.4%
Airbus SE	293,350	36,856,568

Life Sciences Tools & Services 2.2%
QIAGEN NV*	188,731	7,145,665
Total Netherlands (Cost $9,887,952)		44,002,233

Luxembourg 1.0%
Common Stocks
Real Estate Management & Development 1.0%
Aroundtown SA (Cost $3,356,975)	378,196	3,364,554

France 0.8%
Common Stocks
Life Sciences Tools & Services 0.8%
Sartorius Stedim Biotech (Cost $1,491,332)	18,362	2,527,087

	Shares	Value ($)
United Kingdom 0.5%
Common Stocks
Semiconductors & Semiconductor Equipment 0.5%
Dialog Semiconductor PLC* (Cost $2,150,177)	69,665	1,522,302

Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (Cost $14,093,086) (a) (b)	14,093,086	14,093,086

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.03% (Cost $6,377,625) (b)	6,377,625	6,377,625

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $241,694,130)	103.9	337,118,543
Other Assets and Liabilities, Net	(3.9)	(12,781,635)
Net Assets	100.0	324,336,908

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 09/30/2018	Value ($) at 09/30/2018
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.89% (a) (b)
2,096,047	11,997,039(c)	-	-	-	219,464	-	14,093,086	14,093,086
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.03% (b)
3,180,295	83,862,540	80,665,210	-	-	58,044	-	6,377,625	6,377,625
5,276,342	95,859,579	80,665,210	-	-	277,508	-	20,470,711	20,470,711

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2018 amounted to $13,518,468, which is 4.2% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$265,231,656	$—	$—	$265,231,656
Netherlands	44,002,233	—	—	44,002,233
Luxembourg	3,364,554	—	—	3,364,554
France	2,527,087	—	—	2,527,087
United Kingdom	1,522,302	—	—	1,522,302
Short-Term Instruments (d)	20,470,711	—	—	20,470,711
Total	$337,118,543	$—	$—	$337,118,543

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018